Non-controlling interests - Schedule of reconciliation of non controlling interest (Details)	9 Months Ended
Sep. 30, 2026 USD ($)
Schedule of Reconciliation of Non Controlling Interest [Abstract]
Balance	$ (1,821,860)
Net loss for the period	(210,425)
Balance	$ (2,032,285)